Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 64.0%
Security	Shares	Value
Aerospace & Defense — 1.7%
BAE Systems PLC	97,688	$ 2,651,930
Leonardo SpA	12,207	815,752
Safran SA	4,141	1,479,543
		$ 4,947,225
Automobiles — 0.3%
Tesla, Inc.(1)	1,938	$ 834,135
		$ 834,135
Banks — 6.2%
Banco Santander SA	169,755	$ 2,167,443
Barclays PLC	357,169	2,383,770
BNP Paribas SA	19,049	2,059,814
Citigroup, Inc.	13,578	1,571,110
Grupo Financiero Banorte SAB de CV, Class O	89,821	1,012,619
HDFC Bank Ltd. ADR	18,423	596,537
KBC Group NV	8,657	1,219,906
NatWest Group PLC	153,304	1,397,332
Societe Generale SA	45,820	4,015,181
Toronto-Dominion Bank	10,393	971,331
Truist Financial Corp.	21,475	1,104,245
		$ 18,499,288
Beverages — 0.2%
Diageo PLC	10,518	$ 242,022
Pernod Ricard SA	3,939	352,212
		$ 594,234
Biotechnology — 0.2%
CSL Ltd.	4,495	$ 566,414
		$ 566,414
Broadline Retail — 1.9%
Amazon.com, Inc.(1)	23,278	$ 5,570,425
		$ 5,570,425
Building Products — 0.3%
Trane Technologies PLC	2,025	$ 851,675
		$ 851,675
Capital Markets — 0.7%
Charles Schwab Corp.	10,619	$ 1,103,527
Security	Shares	Value
Capital Markets (continued)
State Street Corp.	7,697	$ 1,007,229
		$ 2,110,756
Chemicals — 0.4%
Sika AG	5,698	$ 1,093,392
		$ 1,093,392
Consumer Finance — 0.4%
Capital One Financial Corp.	5,159	$ 1,129,460
		$ 1,129,460
Consumer Staples Distribution & Retail — 0.6%
U.S. Foods Holding Corp.(1)	21,678	$ 1,812,714
		$ 1,812,714
Electric Utilities — 2.2%
Enel SpA	138,019	$ 1,524,909
Iberdrola SA	51,234	1,151,881
NextEra Energy, Inc.	22,222	1,953,314
SSE PLC	58,704	1,951,172
		$ 6,581,276
Electrical Equipment — 1.6%
AMETEK, Inc.	8,002	$ 1,792,288
Schneider Electric SE	10,195	2,922,925
		$ 4,715,213
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	7,459	$ 942,743
Halma PLC	26,522	1,288,136
Keyence Corp.	2,938	1,077,836
		$ 3,308,715
Energy — 0.0%†
Enviva LLC(1)	7,255	$ 110,185
		$ 110,185
Energy Equipment & Services — 0.5%
Baker Hughes Co.	19,669	$ 1,102,251
SLB Ltd.	7,115	344,223
		$ 1,446,474
Entertainment — 0.6%
Walt Disney Co.	16,969	$ 1,914,103
		$ 1,914,103

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services — 1.3%
Global Payments, Inc.	10,206	$ 732,178
Visa, Inc., Class A	6,036	1,942,566
Voya Financial, Inc.	15,457	1,184,934
		$ 3,859,678
Food Products — 0.7%
Nestle SA	21,849	$ 2,084,974
		$ 2,084,974
Gas Utilities — 0.5%
Snam SpA	221,810	$ 1,524,430
		$ 1,524,430
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	8,940	$ 977,142
Boston Scientific Corp.(1)	26,387	2,467,976
Coloplast AS, Class B	3,878	330,580
Intuitive Surgical, Inc.(1)	2,973	1,499,046
Medline, Inc., Class A(1)	925	40,885
Siemens Healthineers AG(2)	45,025	2,247,354
Straumann Holding AG	5,499	661,363
		$ 8,224,346
Health Care Providers & Services — 0.1%
Amplifon SpA	15,866	$ 255,802
		$ 255,802
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	36,059	$ 621,657
		$ 621,657
Hotels, Restaurants & Leisure — 2.5%
Amadeus IT Group SA	12,998	$ 871,472
Aramark	46,975	1,808,068
Compass Group PLC	75,509	2,264,170
InterContinental Hotels Group PLC	9,748	1,316,957
Marriott International, Inc., Class A	4,226	1,332,458
		$ 7,593,125
Household Products — 0.5%
Reckitt Benckiser Group PLC	18,729	$ 1,562,542
		$ 1,562,542
Security	Shares	Value
Industrial Conglomerates — 0.8%
Siemens AG	8,261	$ 2,497,549
		$ 2,497,549
Insurance — 2.2%
AIA Group Ltd.	106,448	$ 1,228,141
Allstate Corp.	4,270	849,687
American International Group, Inc.	16,567	1,240,537
Assurant, Inc.	4,023	957,997
Prudential PLC	73,316	1,204,233
RenaissanceRe Holdings Ltd.	3,962	1,116,096
		$ 6,596,691
Interactive Media & Services — 3.8%
Alphabet, Inc., Class C	33,533	$ 11,351,927
		$ 11,351,927
Life Sciences Tools & Services — 0.4%
Danaher Corp.	4,954	$ 1,084,381
		$ 1,084,381
Machinery — 1.8%
IDEX Corp.	8,823	$ 1,751,806
Ingersoll Rand, Inc.	20,021	1,723,608
Parker-Hannifin Corp.	1,913	1,790,262
		$ 5,265,676
Metals & Mining — 0.7%
Anglo American PLC	23,659	$ 1,097,016
Rio Tinto Ltd.	8,349	869,838
		$ 1,966,854
Multi-Utilities — 0.1%
CMS Energy Corp.	6,089	$ 435,303
		$ 435,303
Oil, Gas & Consumable Fuels — 2.9%
EOG Resources, Inc.	26,007	$ 2,916,165
EQT Corp.	21,473	1,239,636
Exxon Mobil Corp.	14,572	2,060,481
Repsol SA	125,173	2,466,045
		$ 8,682,327
Personal Care Products — 0.4%
L'Oreal Prime De Fidelite(1)	1,969	$ 904,635

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products (continued)
L'Oreal SA	740	$ 339,985
		$ 1,244,620
Pharmaceuticals — 5.3%
AstraZeneca PLC	18,029	$ 3,359,057
Eli Lilly & Co.	7,594	7,876,117
Keenova Therapeutics PLC(1)	61	5,874
Novartis AG	5,568	826,123
Novo Nordisk AS, Class B	25,817	1,532,993
Par Health, Inc.(1)	61	541
Roche Holding AG Genussscheine	1,849	840,814
Zoetis, Inc.	12,252	1,529,295
		$ 15,970,814
Professional Services — 0.7%
Intertek Group PLC	10,074	$ 618,016
RELX PLC	22,713	805,222
Verisk Analytics, Inc.	2,529	549,956
		$ 1,973,194
Residential REITs — 0.7%
Equity LifeStyle Properties, Inc.	11,583	$ 731,698
Invitation Homes, Inc.	51,779	1,384,053
		$ 2,115,751
Semiconductors & Semiconductor Equipment — 11.0%
ASML Holding NV	4,227	$ 6,061,117
Broadcom, Inc.	8,260	2,736,538
Infineon Technologies AG	23,000	1,124,297
Microchip Technology, Inc.	28,207	2,141,476
Micron Technology, Inc.	18,010	7,471,989
NVIDIA Corp.	34,713	6,634,696
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,425	4,107,208
Tokyo Electron Ltd.	9,289	2,475,136
		$ 32,752,457
Software — 2.9%
Intuit, Inc.	2,256	$ 1,125,564
Microsoft Corp.	17,370	7,474,137
		$ 8,599,701
Specialty Retail — 0.3%
TJX Cos., Inc.	7,033	$ 1,053,614
		$ 1,053,614
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	16,814	$ 4,362,897
		$ 4,362,897
Textiles, Apparel & Luxury Goods — 0.8%
Cie Financiere Richemont SA, Class A	6,336	$ 1,229,878
LVMH Moet Hennessy Louis Vuitton SE	1,788	1,153,983
		$ 2,383,861
Trading Companies & Distributors — 0.3%
IMCD NV	9,213	$ 861,161
		$ 861,161
Total Common Stocks (identified cost $104,431,263)		$191,011,016

Convertible Bonds — 0.2%
Security	Principal Amount* (000's omitted)		Value
Internet — 0.2%
Delivery Hero SE:
Series B, 2.125%, 3/10/29(3)	EUR	200	$ 221,070
3.25%, 2/21/30(3)	EUR	200	230,196
			$ 451,266
Real Estate Investment Trusts (REITs) — 0.0%†
Pebblebrook Hotel Trust, 1.75%, 12/15/26		105	$ 102,289
			$ 102,289
Total Convertible Bonds (identified cost $517,246)			$ 553,555

Corporate Bonds — 31.7%
Security	Principal Amount* (000's omitted)		Value
Aerospace & Defense — 0.5%
Bombardier, Inc.:
7.00%, 6/1/32(2)		90	$ 94,587
7.25%, 7/1/31(2)		158	167,940
8.75%, 11/15/30(2)		135	144,844
Czechoslovak Group AS, 5.25%, 1/10/31(2)	EUR	290	360,180
TransDigm, Inc.:
4.625%, 1/15/29		185	183,979

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Aerospace & Defense (continued)
TransDigm, Inc.: (continued)
6.25%, 1/31/34(2)		45	$ 46,527
6.375%, 3/1/29(2)		80	82,366
6.625%, 3/1/32(2)		185	191,516
6.75%, 8/15/28(2)		137	139,477
			$ 1,411,416
Auto Parts & Equipment — 0.6%
Clarios Global LP/Clarios U.S. Finance Co.:
4.75%, 6/15/31(3)	EUR	120	$ 144,851
6.75%, 9/15/32(2)		185	191,598
Ford Motor Credit Co. LLC, 5.303%, 9/6/29		230	233,090
Forvia SE, 8.00%, 6/15/30(2)		241	257,412
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(2)(4)		200	202,542
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(3)(4)	EUR	155	190,861
JB Poindexter & Co., Inc., 8.75%, 12/15/31(2)		200	208,012
New Flyer Holdings, Inc., 9.25%, 7/1/30(2)		168	181,116
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(2)		307	151,678
			$ 1,761,160
Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(5)(6)		200	$ 224,355
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(2)(5)(6)		200	205,941
Banco Santander SA, 9.625% to 5/21/33(5)(6)		200	241,475
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(6)		200	212,795
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(6)		200	214,296
Barclays PLC, 8.00% to 3/15/29(5)(6)		200	213,919
BNP Paribas SA, 7.75% to 8/16/29(2)(5)(6)		200	212,539
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(6)		200	207,926
Citigroup, Inc.:
6.625% to 2/15/31(5)(6)		85	86,583
6.95% to 2/15/30(5)(6)		140	144,296
Farm Credit Bank of Texas, 7.75% to 6/15/29(5)(6)		250	262,130
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(5)(6)		125	127,159
ING Groep NV, 8.00% to 5/16/30(3)(5)(6)		200	217,416
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(5)(6)		251	250,907
NatWest Group PLC, 8.125% to 11/10/33(5)(6)		200	226,149
Nordea Bank Abp, 6.75% to 11/10/33(2)(5)(6)		200	205,581
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(5)(6)		100	101,607
Security	Principal Amount* (000's omitted)		Value
Banks (continued)
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(6)		200	$ 210,698
Societe Generale SA, 5.375% to 11/18/30(2)(5)(6)		200	194,578
State Street Corp., Series J, 6.70% to 9/15/29(5)(6)		80	83,860
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(5)(6)		200	206,687
Swedbank AB, 7.75% to 3/17/30(3)(5)(6)		200	216,600
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)		200	209,645
Truist Financial Corp., Series Q, 5.10% to 3/1/30(5)(6)		32	32,226
UBS Group AG, 4.375% to 2/10/31(2)(5)(6)		200	182,740
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(5)(6)		34	33,980
			$ 4,726,088
Building Products — 1.0%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(2)		197	$ 207,296
Builders FirstSource, Inc.:
4.25%, 2/1/32(2)		249	237,533
5.00%, 3/1/30(2)		90	89,724
CP Atlas Buyer, Inc., 9.75%, 7/15/30(2)		275	286,261
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(2)		469	486,037
JH North America Holdings, Inc.:
5.875%, 1/31/31(2)		91	92,609
6.125%, 7/31/32(2)		118	120,317
Masterbrand, Inc., 7.00%, 7/15/32(2)		373	387,115
Quikrete Holdings, Inc.:
6.375%, 3/1/32(2)		293	304,020
6.75%, 3/1/33(2)		340	353,404
Standard Industries, Inc.:
3.375%, 1/15/31(2)		90	83,115
4.375%, 7/15/30(2)		275	265,425
			$ 2,912,856
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(5)(6)		245	$ 230,004
			$ 230,004
Casino & Gaming — 0.1%
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(2)		239	$ 239,290
			$ 239,290
Chemicals — 1.1%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(3)	EUR	135	$ 162,002

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Avient Corp.:
6.25%, 11/1/31(2)		100	$ 102,878
7.125%, 8/1/30(2)		284	293,172
Celanese U.S. Holdings LLC:
7.20%, 11/15/33		567	600,188
7.375%, 2/15/34		88	89,605
Cerdia Finanz GmbH, 9.375%, 10/3/31(2)		225	229,999
FIS Fabbrica Italiana Sintetici SpA:
5.25%, 2/5/31(2)(7)	EUR	100	119,097
5.276%, 2/5/31(2)(8)	EUR	100	118,533
INEOS Finance PLC:
6.375%, 4/15/29(3)	EUR	100	103,018
7.25%, 3/31/31(3)	EUR	200	199,643
Italmatch Chemicals SpA:
6.25%, 2/5/31(3)(7)	EUR	100	119,207
10.00%, 2/6/28(3)	EUR	350	427,712
Olympus Water U.S. Holding Corp., 6.125%, 2/15/33(2)	EUR	425	505,945
Valvoline, Inc., 3.625%, 6/15/31(2)		260	238,980
			$ 3,309,979
Commercial Services & Supplies — 2.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(2)		290	$ 289,553
Aegis Lux 1a SARL, 5.625% PIK, 10/29/31(2)	EUR	200	240,379
Allied Universal Holdco LLC, 7.875%, 2/15/31(2)		80	84,241
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(2)		90	93,525
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(2)		200	197,762
4.875%, 6/1/28(3)	GBP	210	283,790
APi Group DE, Inc., 4.75%, 10/15/29(2)		55	54,114
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(3)	EUR	305	362,484
7.375%, 6/15/31(3)	GBP	180	250,734
Block, Inc.:
5.625%, 8/15/30(2)		150	152,752
6.00%, 8/15/33(2)		110	112,415
Champions Financing, Inc., 8.75%, 2/15/29(2)		117	113,584
Cimpress PLC, 7.375%, 9/15/32(2)		202	207,672
Currenta Group Holdings SARL, 6.064%, (3 mo. EURIBOR + 4.00%), 5/15/32(2)(9)	EUR	350	417,301
GFL Environmental, Inc., 4.75%, 6/15/29(2)		343	340,991
HealthEquity, Inc., 4.50%, 10/1/29(2)		212	206,914
Herc Holdings, Inc.:
5.75%, 3/15/31(2)		40	40,308
Security	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Herc Holdings, Inc.: (continued)
6.00%, 3/15/34(2)		45	$ 45,253
7.00%, 6/15/30(2)		145	152,277
7.25%, 6/15/33(2)		125	132,349
Korn Ferry, 4.625%, 12/15/27(2)		240	239,434
Luna 2 5SARL, 5.50%, 7/1/32(3)	EUR	225	272,756
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(2)		439	438,437
Multiversity SpA, 7.125%, 5/17/31(2)	EUR	225	280,992
NESCO Holdings II, Inc., 5.50%, 4/15/29(2)		401	395,392
Reworld Holding Corp., 4.875%, 12/1/29(2)		302	292,608
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 5/15/33(3)	EUR	260	314,432
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(2)		160	167,302
VT Topco, Inc., 8.50%, 8/15/30(2)		268	274,813
Wand NewCo 3, Inc., 7.625%, 1/30/32(2)		410	431,319
Wrangler Holdco Corp., 6.625%, 4/1/32(2)		90	93,712
			$ 6,979,595
Construction & Engineering — 0.2%
Arcosa, Inc., 6.875%, 8/15/32(2)		181	$ 191,118
Gatwick Airport Finance PLC, 6.00%, 11/21/30(3)	GBP	145	199,950
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(3)	EUR	122	136,026
TopBuild Corp., 4.125%, 2/15/32(2)		201	191,254
			$ 718,348
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/28(2)		454	$ 455,708
8.875%, 11/15/31(2)		90	96,002
			$ 551,710
Containers & Packaging — 0.1%
Fiber Midco SpA, 10.75% PIK, 6/15/29(2)	EUR	300	$ 278,336
			$ 278,336
Cosmetics/Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(2)	EUR	220	$ 268,118
			$ 268,118
Distributors — 0.3%
Performance Food Group, Inc.:
5.50%, 10/15/27(2)		169	$ 169,218
6.125%, 9/15/32(2)		125	128,538

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Distributors (continued)
RB Global Holdings, Inc.:
6.75%, 3/15/28(2)		147	$ 149,915
7.75%, 3/15/31(2)		56	58,444
Windsor Holdings III LLC, 8.50%, 6/15/30(2)		292	308,057
Wolseley Group Finco PLC, 9.75%, 1/31/31(3)	GBP	100	136,102
			$ 950,274
Diversified Financial Services — 1.0%
Alpha Holding SA de CV, 9.00%, 2/10/25(2)(10)		189	$ 1,414
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(5)(6)		250	247,183
Azorra Finance Ltd., 7.25%, 1/15/31(2)		173	181,312
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(6)		97	96,402
CI Financial Corp., 4.10%, 6/15/51		180	124,917
Focus Financial Partners LLC, 6.75%, 9/15/31(2)		283	289,912
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(5)(6)		125	132,320
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, 6/1/56(6)		50	52,460
Hightower Holding LLC, 9.125%, 1/31/30(2)		319	338,310
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(2)		210	220,249
Rocket Cos., Inc.:
6.125%, 8/1/30(2)		155	158,783
6.375%, 8/1/33(2)		235	244,097
Sherwood Financing PLC, 7.625%, 12/15/29(3)	EUR	200	234,988
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(2)		230	239,070
United Wholesale Mortgage LLC, 5.50%, 4/15/29(2)		60	59,313
UWM Holdings LLC:
6.25%, 3/15/31(2)		195	193,890
6.625%, 2/1/30(2)		30	30,278
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(2)		77	80,160
			$ 2,925,058
Electric Utilities — 1.6%
Alpha Generation LLC, 6.75%, 10/15/32(2)		476	$ 493,792
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(6)		75	75,031
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(2)	EUR	305	366,949
6.375%, 2/15/32(2)		150	149,744
Clearway Energy Operating LLC, 3.75%, 2/15/31(2)		124	116,198
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(6)		25	25,280
Imola Merger Corp., 4.75%, 5/15/29(2)		378	372,130
Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(6)		90	$ 92,996
NRG Energy, Inc.:
3.625%, 2/15/31(2)		177	165,443
3.875%, 2/15/32(2)		95	89,022
5.75%, 1/15/34(2)		160	161,136
6.00%, 2/1/33(2)		155	158,048
6.00%, 1/15/36(2)		310	313,381
6.25%, 11/1/34(2)		100	102,710
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(2)		152	150,956
Sempra, 4.125% to 1/1/27, 4/1/52(6)		167	165,565
TerraForm Power Operating LLC, 5.00%, 1/31/28(2)		237	237,700
TransAlta Corp., 5.875%, 2/1/34		150	150,194
Vistra Operations Co. LLC:
4.375%, 5/1/29(2)		173	170,916
6.875%, 4/15/32(2)		175	183,969
VoltaGrid LLC, 7.375%, 11/1/30(2)		361	365,829
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(2)		90	89,245
7.25%, 1/15/29(2)		145	149,699
7.75%, 4/15/34(2)		135	137,675
8.375%, 1/15/31(2)		140	147,137
8.625%, 3/15/33(2)		141	147,992
			$ 4,778,737
Electrical Equipment — 0.1%
Sensata Technologies, Inc., 4.375%, 2/15/30(2)		150	$ 146,820
WESCO Distribution, Inc., 6.375%, 3/15/33(2)		135	140,652
			$ 287,472
Electronic Equipment, Instruments & Components — 0.1%
WESCO Distribution, Inc.:
6.375%, 3/15/29(2)		102	$ 105,292
6.625%, 3/15/32(2)		102	106,707
7.25%, 6/15/28(2)		153	154,932
			$ 366,931
Entertainment — 1.9%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(2)	EUR	615	$ 722,146
7.25%, 4/30/30(3)	EUR	360	447,347
Betclic Everest Group SAS, 5.125%, 12/10/31(3)(7)	EUR	330	395,409
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(2)		200	198,918

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Caesars Entertainment, Inc.:
6.50%, 2/15/32(2)		126	$ 128,900
7.00%, 2/15/30(2)		45	46,489
Churchill Downs, Inc., 5.75%, 4/1/30(2)		233	234,372
Cinemark USA, Inc., 5.25%, 7/15/28(2)		206	205,914
CPUK Finance Ltd., 7.875%, 8/28/29(3)	GBP	365	522,138
Flutter Treasury DAC:
5.00%, 4/29/29(3)	EUR	250	304,877
5.875%, 6/4/31(2)		200	202,697
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(3)	EUR	440	515,226
LHMC Finco 2 SARL:
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(2)(4)	EUR	262	324,204
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(3)(4)	EUR	241	298,268
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(2)		290	302,573
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(2)		150	152,345
Voyager Parent LLC, 9.25%, 7/1/32(2)		500	531,425
Warnermedia Holdings, Inc.:
4.054%, 3/15/29		35	33,972
5.05%, 3/15/42		75	52,875
			$ 5,620,095
Financial Services — 0.4%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(5)(6)		392	$ 389,824
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(2)		257	240,093
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(2)		259	250,309
4.00%, 10/15/33(2)		30	27,564
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(2)		242	229,809
			$ 1,137,599
Food Products — 0.8%
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(2)		344	$ 367,297
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(2)		180	179,278
7.625%, 7/1/29(2)		307	319,679
Froneri Lux FinCo SARL:
4.75%, 8/1/32(3)	EUR	330	394,977
6.00%, 8/1/32(2)		200	202,721
Ingles Markets, Inc., 4.00%, 6/15/31(2)		249	235,844
La Doria SpA, 5.401%, 12/30/30(3)(9)	EUR	260	311,174
Security	Principal Amount* (000's omitted)		Value
Food Products (continued)
Land O' Lakes, Inc., 8.00%(2)(5)		235	$ 235,870
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(2)		150	148,908
			$ 2,395,748
Health Care Equipment & Supplies — 0.7%
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.891%, (3 mo. EURIBOR + 3.875%), 1/15/31(3)(9)	EUR	220	$ 263,956
Compass Minerals International, Inc.:
6.75%, 12/1/27(2)		60	60,061
8.00%, 7/1/30(2)		201	213,308
LifePoint Health, Inc.:
5.375%, 1/15/29(2)		215	208,953
10.00%, 6/1/32(2)		57	60,207
Medline Borrower LP, 5.25%, 10/1/29(2)		603	604,428
Molina Healthcare, Inc.:
3.875%, 11/15/30(2)		261	240,934
3.875%, 5/15/32(2)		122	109,884
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	16,714
5.50%, 11/15/32(2)		110	111,184
6.00%, 11/15/33(2)		55	56,623
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(2)		283	284,593
			$ 2,230,845
Health Care Providers & Services — 0.2%
AMN Healthcare, Inc., 4.00%, 4/15/29(2)		291	$ 278,501
Surgery Center Holdings, Inc., 7.25%, 4/15/32(2)		208	209,677
			$ 488,178
Healthcare-Services — 0.6%
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(2)		240	$ 215,468
Cidron Atrium SE, 5.625%, 2/15/33(3)(7)	EUR	100	118,186
Fortrea Holdings, Inc., 7.50%, 7/1/30(2)		225	229,183
Global Medical Response, Inc., 7.375%, 10/1/32(2)		197	203,839
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(2)		91	94,912
IQVIA, Inc., 6.25%, 6/1/32(2)		253	263,171
National Mentor Holdings, Inc., 10.50%, 12/15/30(2)		164	169,611
Team Health Holdings, Inc.:
8.375%, 6/30/28(2)		141	142,834
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(2)		280	295,816
TEAM Services Holding, Inc., 9.00%, 2/15/33(2)(7)		30	30,000
			$ 1,763,020

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Home Builders — 0.2%
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(2)		80	$ 82,010
8.375%, 10/1/33(2)		110	112,504
New Home Co., Inc.:
8.50%, 11/1/30(2)		182	189,807
9.25%, 10/1/29(2)		223	235,260
			$ 619,581
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(2)		286	$ 281,895
4.375%, 1/15/28(2)		182	181,036
Essendi SA:
5.625%, 5/15/32(2)	EUR	120	146,685
6.375%, 10/15/29(3)	EUR	325	404,506
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(2)		260	268,870
Lithia Motors, Inc., 4.625%, 12/15/27(2)		91	90,893
			$ 1,373,885
Household Products — 0.1%
Somnigroup International, Inc., 3.875%, 10/15/31(2)		423	$ 395,069
			$ 395,069
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(6)		113	$ 112,251
Calpine Corp., 5.125%, 3/15/28(2)		179	179,004
NRG Energy, Inc., 10.25% to 3/15/28(2)(5)(6)		215	236,868
			$ 528,123
Industrial Conglomerates — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(2)		185	$ 150,496
			$ 150,496
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(2)		47	$ 48,368
6.75%, 10/15/27(2)		188	188,645
7.00%, 1/15/31(2)		223	231,341
7.375%, 10/1/32(2)		35	36,276
American National Group, Inc., 7.00% to 12/1/30, 12/1/55(6)		25	25,266
Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(2)		195	$ 198,947
Asurion LLC & Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(2)		340	355,454
8.375%, 2/1/34(2)		120	121,428
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(6)		100	100,008
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(6)		135	142,272
Galaxy Bidco Ltd., 8.125%, 12/19/29(3)	GBP	205	294,987
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(2)(6)		169	174,817
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(6)		293	290,038
Panther Escrow Issuer LLC, 7.125%, 6/1/31(2)		229	235,995
Ryan Specialty LLC, 5.875%, 8/1/32(2)		247	251,238
			$ 2,695,080
Internet — 0.5%
Arches Buyer, Inc.:
4.25%, 6/1/28(2)		82	$ 80,712
6.125%, 12/1/28(2)		282	275,955
Cars.com, Inc., 6.375%, 11/1/28(2)		220	220,252
Match Group Holdings II LLC, 3.625%, 10/1/31(2)		221	200,322
Snap, Inc., 6.875%, 3/1/33(2)		344	353,247
United Group BV:
6.314%, (3 mo. EURIBOR + 4.25%), 2/15/31(3)(9)	EUR	200	237,701
6.50%, 10/31/31(3)	EUR	150	184,683
			$ 1,552,872
Iron & Steel — 0.0%†
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(2)		150	$ 158,388
			$ 158,388
Leisure Products — 0.2%
Acushnet Co., 5.625%, 12/1/33(2)		100	$ 101,190
Carnival Corp., 5.75%, 8/1/32(2)		150	154,241
NCL Corp. Ltd.:
6.75%, 2/1/32(2)		190	194,810
7.75%, 2/15/29(2)		56	59,873
NCL Finance Ltd., 6.125%, 3/15/28(2)		96	98,726
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(2)		66	66,034
			$ 674,874
Machinery — 0.5%
Chart Industries, Inc., 9.50%, 1/1/31(2)		180	$ 189,622
Dynamo Newco II GmbH, 6.25%, 10/15/31(2)	EUR	350	416,870

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Machinery (continued)
IMA Industria Macchine Automatiche SpA, 5.766%, (3 mo. EURIBOR + 3.75%), 4/15/29(3)(9)	EUR	290	$ 345,908
King U.S. Bidco, Inc., 5.24%, 12/1/32(2)(9)	EUR	395	470,746
			$ 1,423,146
Media — 1.8%
Altice Financing SA, 5.00%, 1/15/28(2)		280	$ 203,534
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(2)		320	293,235
4.25%, 1/15/34(2)		221	186,894
4.50%, 8/15/30(2)		287	269,951
4.75%, 3/1/30(2)		322	307,811
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51		55	35,205
3.90%, 6/1/52		120	78,446
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(2)		42	43,825
7.50%, 3/15/33(2)		44	46,781
CSC Holdings LLC:
3.375%, 2/15/31(2)		200	119,394
4.125%, 12/1/30(2)		200	121,453
Discovery Communications LLC:
3.625%, 5/15/30		70	64,754
4.125%, 5/15/29		44	42,779
DISH Network Corp., 11.75%, 11/15/27(2)		160	165,675
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(2)		192	192,970
7.375%, 9/1/31(2)		95	99,936
8.00%, 8/1/29(2)		212	214,546
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(2)		145	141,607
4.625%, 3/15/30(2)		151	147,527
7.375%, 2/15/31(2)		176	185,465
Sinclair Television Group, Inc., 8.125%, 2/15/33(2)		239	247,357
Summer BidCo BV:
8.875%, 1/31/31(2)	EUR	205	246,783
10.00%, (10.00% cash or 10.75% PIK), 2/15/29(3)(4)	EUR	225	268,910
Univision Communications, Inc.:
8.50%, 7/31/31(2)		55	57,390
9.375%, 8/1/32(2)		173	186,343
Versant Media Group, Inc., 7.25%, 1/30/31(2)		405	415,309
Virgin Media Secured Finance PLC:
4.125%, 8/15/30(3)	GBP	150	187,022
Security	Principal Amount* (000's omitted)		Value
Media (continued)
Virgin Media Secured Finance PLC: (continued)
4.25%, 1/15/30(3)	GBP	615	$ 785,650
			$ 5,356,552
Metals & Mining — 0.8%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(2)		322	$ 355,219
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(2)(4)		239	248,415
Calderys Financing LLC, 11.25%, 6/1/28(2)		342	356,761
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(2)		245	255,817
7.625%, 1/15/34(2)		95	99,562
Commercial Metals Co.:
5.75%, 11/15/33(2)		90	91,545
6.00%, 12/15/35(2)		90	91,996
Eldorado Gold Corp., 6.25%, 9/1/29(2)		251	252,458
Hudbay Minerals, Inc., 4.50%, 4/1/26(2)		204	203,926
Novelis Corp., 3.875%, 8/15/31(2)		119	108,982
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(2)		187	184,381
TMS International Corp., 6.25%, 4/15/29(2)		246	240,731
			$ 2,489,793
Oil and Gas — 0.3%
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(2)		65	$ 64,982
BP Capital Markets PLC, 6.125% to 3/18/35(5)(6)		150	154,376
Crescent Energy Finance LLC, 9.75%, 10/15/30(2)		40	42,569
DBR Land Holdings LLC, 6.25%, 12/1/30(2)		140	143,500
Kodiak Gas Services LLC, 6.50%, 10/1/33(2)		125	128,094
SM Energy Co., 7.00%, 8/1/32(2)		140	140,444
Transocean International Ltd.:
7.875%, 10/15/32(2)		30	31,659
8.25%, 5/15/29(2)		219	223,252
			$ 928,876
Oil, Gas & Consumable Fuels — 1.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(2)		207	$ 217,922
Crescent Energy Finance LLC, 7.875%, 4/15/32(2)		155	154,309
Plains All American Pipeline LP, Series B, 8.223%, (3 mo. SOFR + 4.372%)(5)(9)		305	304,609
SM Energy Co., 8.625%, 11/1/30(2)		300	317,480
Sunoco LP:
4.50%, 10/1/29(2)		110	107,922
4.625%, 5/1/30(2)		202	197,089

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP: (continued)
5.875%, 3/15/34(2)		145	$ 145,454
7.25%, 5/1/32(2)		145	153,436
7.875% to 9/18/30(2)(5)(6)		565	582,312
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		226	220,812
Transocean International Ltd., 8.75%, 2/15/30(2)		66	68,834
WBI Operating LLC:
6.25%, 10/15/30(2)		185	186,498
6.50%, 10/15/33(2)		203	205,062
			$ 2,861,739
Packaging & Containers — 0.6%
Ardagh Group SA, 9.50%, 12/1/30(2)		360	$ 389,259
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(3)	EUR	175	199,327
5.00%, 1/30/31(3)	EUR	190	230,044
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(2)		247	249,098
8.75%, 4/15/30(2)		382	382,594
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(2)	EUR	230	261,211
9.50%, 5/15/30(2)		171	165,182
			$ 1,876,715
Passenger Airlines — 0.0%†
United Airlines Holdings, Inc., 5.375%, 3/1/31(7)		55	$ 55,615
			$ 55,615
Pharmaceuticals — 1.3%
1261229 BC Ltd., 10.00%, 4/15/32(2)		352	$ 361,596
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(2)		105	110,693
Bayer AG, 5.375% to 6/25/30, 3/25/82(3)(6)	EUR	100	123,629
Grifols SA, 7.50%, 5/1/30(3)	EUR	446	554,847
Nidda Healthcare Holding GmbH, 5.276% (3 mo. EURIBOR + 3.25%), 10/15/32(2)(9)	EUR	235	280,244
Option Care Health, Inc., 4.375%, 10/31/29(2)		382	374,131
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(2)(4)		146	149,527
Perrigo Finance Unlimited Co.:
5.15%, 6/15/30		400	388,271
5.375%, 9/30/32	EUR	395	469,279
Rossini SARL, 6.75%, 12/31/29(3)	EUR	200	247,673
Security	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	EUR	103	$ 126,247
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		489	374,475
6.00%, 12/1/32		200	209,507
			$ 3,770,119
Pipelines — 0.5%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(6)		200	$ 214,389
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(2)		103	105,576
8.25%, 1/15/32(2)		232	244,681
Kinetik Holdings LP, 5.875%, 6/15/30(2)		237	239,976
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(2)		190	197,276
8.375%, 2/15/32(2)		57	59,695
Venture Global LNG, Inc.:
8.375%, 6/1/31(2)		104	106,440
9.00% to 9/30/29(2)(5)(6)		71	62,504
9.50%, 2/1/29(2)		193	205,641
9.875%, 2/1/32(2)		34	35,969
			$ 1,472,147
Real Estate Investment Trusts (REITs) — 0.6%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	243	$ 319,981
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(2)	EUR	240	287,570
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(3)	EUR	400	511,254
Alstria Office AG, 4.25%, 10/15/29(3)	EUR	200	236,846
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(2)		423	446,689
			$ 1,802,340
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(2)		207	$ 208,421
8.875%, 9/1/31(2)		117	124,761
			$ 333,182
Retail — 0.9%
B&M European Value Retail SA:
4.00%, 11/15/28(3)	GBP	100	$ 132,501
8.125%, 11/15/30(3)	GBP	125	179,391
Boots Group Finco LP:
5.375%, 8/31/32(3)	EUR	120	147,063
7.375%, 8/31/32(3)	GBP	175	248,420

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(2)		274	$ 292,998
eG Global Finance PLC, 11.00%, 11/30/28(3)	EUR	220	282,256
LBM Acquisition LLC:
6.25%, 1/15/29(2)		97	89,673
9.50%, 6/15/31(2)		257	270,973
Men's Wearhouse LLC, 9.00%, 2/1/31(2)		70	72,868
Park River Holdings, Inc.:
8.00%, 3/15/31(2)		171	176,334
8.75%, 12/31/30(2)		48	47,916
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31(2)(7)		50	50,178
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(2)		250	256,518
Waga Bondco Ltd., 8.50%, 6/15/30(3)	GBP	140	170,326
White Cap Supply Holdings LLC, 7.375%, 11/15/30(2)		190	197,467
			$ 2,614,882
Software — 0.8%
athenahealth Group, Inc., 6.50%, 2/15/30(2)		710	$ 689,218
Clarivate Science Holdings Corp., 4.875%, 7/1/29(2)		205	176,386
Cloud Software Group, Inc.:
6.50%, 3/31/29(2)		122	121,363
8.25%, 6/30/32(2)		90	91,629
9.00%, 9/30/29(2)		365	368,997
IPD 3 BV, 5.50%, 6/15/31(2)	EUR	370	437,967
TeamSystem SpA, 5.516%, (3 mo. EURIBOR + 3.50%), 7/31/31(2)(9)	EUR	330	390,878
			$ 2,276,438
Specialty Retail — 0.9%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(2)		250	$ 243,088
Bath & Body Works, Inc.:
6.625%, 10/1/30(2)		45	46,123
6.75%, 7/1/36		80	79,900
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(3)	GBP	345	495,507
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(2)		174	167,478
9.25%, 1/15/31(2)		80	82,758
LCM Investments Holdings II LLC:
4.875%, 5/1/29(2)		257	253,385
8.25%, 8/1/31(2)		32	33,729
Lithia Motors, Inc., 3.875%, 6/1/29(2)		86	83,240
Patrick Industries, Inc.:
4.75%, 5/1/29(2)		292	289,225
6.375%, 11/1/32(2)		130	133,142
Security	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Sonic Automotive, Inc.:
4.625%, 11/15/29(2)		172	$ 169,186
4.875%, 11/15/31(2)		243	234,436
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(2)		283	282,276
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(2)		261	255,145
			$ 2,848,618
Technology Hardware, Storage & Peripherals — 0.9%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(3)	EUR	325	$ 382,406
Amentum Holdings, Inc., 7.25%, 8/1/32(2)		279	294,183
Atos SE:
5.20% to 12/18/26, 12/18/30(3)(11)	EUR	175	214,862
9.36% to 12/18/26, 12/18/29(3)(11)	EUR	364	491,241
CACI International, Inc., 6.375%, 6/15/33(2)		135	140,236
Diebold Nixdorf, Inc., 7.75%, 3/31/30(2)		338	358,812
Insight Enterprises, Inc., 6.625%, 5/15/32(2)		278	284,828
Science Applications International Corp., 5.875%, 11/1/33(2)		125	126,065
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(2)		248	280,985
			$ 2,573,618
Telecommunications — 1.3%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(6)		125	$ 129,590
Ciena Corp., 4.00%, 1/31/30(2)		49	47,290
Cipher Compute LLC, 7.125%, 11/15/30(2)		190	196,016
EchoStar Corp., 10.75%, 11/30/29		315	345,830
Fibercop SpA:
5.125%, 6/30/32(3)	EUR	165	200,485
7.20%, 7/18/36(2)		200	202,864
7.75%, 1/24/33	EUR	100	138,607
Iliad Holding SAS, 5.375%, 4/15/30(3)	EUR	185	226,843
Level 3 Financing, Inc., 7.00%, 3/31/34(2)		75	77,626
Maticmind SpA, 7.299%, 12/31/32(3)(9)	EUR	240	283,377
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(6)		135	136,444
7.00% to 7/15/35, 10/15/55(6)		5	5,232
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(2)		194	196,044
8.625%, 6/15/32(2)(7)		85	85,721
Uniti Services LLC, 7.50%, 10/15/33(2)		446	460,695

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(3)	GBP	390	$ 519,148
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(2)		37	38,781
WULF Compute LLC, 7.75%, 10/15/30(2)		189	197,307
Zegona Finance PLC, 8.625%, 7/15/29(2)		361	381,675
			$ 3,869,575
Textiles, Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(2)	EUR	470	$ 571,787
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(2)(4)		859	945,732
Champ Acquisition Corp., 8.375%, 12/1/31(2)		245	261,835
PrestigeBidCo GmbH, 5.766%, (3 mo. EURIBOR + 3.75%), 7/1/29(3)(9)	EUR	180	215,442
			$ 1,994,796
Transportation — 0.5%
Edge Finco PLC, 8.125%, 8/15/31(3)	GBP	466	$ 682,425
InPost SA, 4.00%, 4/1/31(3)	EUR	125	145,017
Seaspan Corp., 5.50%, 8/1/29(2)		304	289,398
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(2)		134	141,629
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(2)		257	269,567
			$ 1,528,036
Total Corporate Bonds (identified cost $92,007,447)			$ 94,555,412

Preferred Stocks — 0.2%
Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series H, 7.375%	573	$ 15,041
KeyCorp, Series H, 6.20% to 12/15/27(6)	3,444	87,202
		$ 102,243
Capital Markets — 0.0%†
Affiliated Managers Group, Inc., 4.75%	5,486	$ 95,786
		$ 95,786
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	5,119	$ 77,962
Security	Shares	Value
Electric Utilities (continued)
Brookfield BRP Holdings Canada, Inc.: (continued)
7.25%	3,146	$ 77,612
		$ 155,574
Insurance — 0.1%
American National Group, Inc., 7.375%	3,600	$ 90,216
Aspen Insurance Holdings Ltd., 7.00%	5,000	123,350
		$ 213,566
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc., 6.25%	3,960	$ 99,594
		$ 99,594
Total Preferred Stocks (identified cost $740,236)		$ 666,763

Senior Floating-Rate Loans — 2.2%(12)
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 0.3%
Clarios Global LP:
Term Loan, 4.954%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	485	$ 579,468
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		174	174,377
Crash Champions LLC, Term Loan, 8.572%, (3 mo. USD Term SOFR + 4.75%), 2/23/29		106	98,728
			$ 852,573
Beverages — 0.1%
Primo Brands Corp., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		305	$ 305,767
			$ 305,767
Building Products — 0.2%
CP Atlas Buyer, Inc., Term Loan, 8.922%, (1 mo. USD Term SOFR + 5.25%), 7/8/30		208	$ 205,499
LBM Acquisition LLC, Term Loan, 7.521%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		205	197,807
Specialty Building Products Holdings LLC, Term Loan, 7.522%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		191	181,621
			$ 584,927

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets — 0.2%
Fortress Intermediate 3, Inc., Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	505	$ 496,705
		$ 496,705
Commercial Services & Supplies — 0.1%
Signal Parent, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	236	$ 175,998
		$ 175,998
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	103	$ 103,110
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	130	129,880
		$ 232,990
Energy Equipment & Services — 0.1%
New Generation Gas Gathering LLC, Term Loan, 9.417%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	293	$ 287,558
		$ 287,558
Health Care Providers & Services — 0.0%†
LifePoint Health, Inc., Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	141	$ 141,441
		$ 141,441
Hotels, Restaurants & Leisure — 0.2%
IRB Holding Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	349	$ 349,392
Peninsula Pacific Entertainment LLC:
Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	139	140,387
Term Loan, 10/1/32(13)	33	32,903
Spectacle Gary Holdings LLC, Term Loan, 8.086%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	156	151,417
		$ 674,099
Insurance — 0.0%†
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	150	$ 151,125
		$ 151,125
Borrower/Description	Principal Amount* (000's omitted)	Value
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 9.172%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	290	$ 293,482
		$ 293,482
Machinery — 0.1%
EMRLD Borrower LP, Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	174	$ 173,651
		$ 173,651
Media — 0.1%
E.W. Scripps Co.:
Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	268	$ 257,781
Term Loan, 9.54%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	53	53,896
		$ 311,677
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., Term Loan, 9.922%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	527	$ 515,485
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	196	196,164
		$ 711,649
Specialty Retail — 0.4%
Evergreen Acqco 1 LP, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	256	$ 256,947
Mavis Tire Express Services Corp., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/4/28	138	138,037
Men's Wearhouse, Inc., Term Loan, 1/28/31(14)	140	140,117
Petco Health & Wellness Co., Inc., Term Loan, 7.184%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	205	205,334
PetSmart, Inc., Term Loan, 7.671%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	372	371,845
		$ 1,112,280
Trading Companies & Distributors — 0.0%†
Park River Holdings, Inc., Term Loan, 8.161%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	75	$ 75,164
		$ 75,164
Total Senior Floating-Rate Loans (identified cost $6,555,503)		$ 6,581,086

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%†
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(15)	$156,808	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(1)(15)	156,808	0
		$ 0
Energy — 0.0%
Enviva LLC, Escrow Certificates(1)(15)	$228,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(15)	$189,000	$ 0
		$ 0
Transportation — 0.0%†
Hertz Corp., Escrow Certificates(1)(15)	$58,000	$ 0
Hertz Corp., Escrow Certificates(1)	167,000	843
Hertz Corp., Escrow Certificates(1)	110,000	556
		$ 1,399
Total Miscellaneous (identified cost $0)		$ 1,399

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(16)	804,546	$ 804,546
Total Short-Term Investments (identified cost $804,546)		$ 804,546
Total Investments — 98.6% (identified cost $205,056,241)		$294,173,777
Less Unfunded Loan Commitments — (0.0)%†		$ (32,658)
Net Investments — 98.6% (identified cost $205,023,583)		$294,141,119
Other Assets, Less Liabilities — 1.4%		$ 4,132,366
Net Assets — 100.0%		$298,273,485

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $69,118,685 or 23.2% of the Fund's net assets.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $17,825,093 or 6.0% of the Fund's net assets.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	When-issued security.
(8)	When-issued, variable rate security whose interest rate will be determined after January 31, 2026.
(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(10)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(11)	Step coupon security. Interest rate represents the rate in effect at January 31, 2026.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $32,903.
(14)	This Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined.

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(15)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	62.6%	$184,280,980
United Kingdom	9.6	28,147,398
France	4.5	13,361,083
Germany	2.7	8,045,821
Italy	2.7	7,968,142
Spain	2.7	7,813,544
Netherlands	2.4	7,139,694
Canada	1.8	5,390,637
Taiwan	1.4	4,107,208
Switzerland	1.3	3,924,689
Japan	1.3	3,759,659
Luxembourg	1.1	3,217,845
Hong Kong	0.9	2,721,772
Denmark	0.6	1,863,573
Australia	0.5	1,436,252
Bermuda	0.4	1,239,446
Mexico	0.4	1,219,974
Belgium	0.4	1,219,906
South Africa	0.4	1,097,016
Slovenia	0.3	938,077
Ireland	0.3	935,495
Swaziland	0.3	722,146
Israel	0.2	710,229
India	0.2	596,537
Greece	0.2	515,226
South Korea	0.2	451,266
Czech Republic	0.1	360,180
Turkey	0.1	252,458
Sweden	0.1	216,600
Finland	0.1	205,581
Jersey	0.1	170,326
Poland	0.1	145,017
Total Investments	100.0%	$294,173,777

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	24	Long	3/20/26	$ 8,358,900	$(22,739)
STOXX Europe 600 Index	(230)	Short	3/20/26	(8,324,769)	(23,220)
					$(45,959)
Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling

At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended January 31, 2026, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $804,546, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$16,416,741	$(15,612,195)	$ —	$ —	$804,546	$9,160	804,546
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Global Income Builder Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 13,266,030	$ —	$ —	$ 13,266,030
Consumer Discretionary	10,598,700	6,836,460	—	17,435,160
Consumer Staples	1,812,714	5,486,370	—	7,299,084
Energy	7,662,756	2,576,230	—	10,238,986
Financials	16,520,053	15,675,820	—	32,195,873
Health Care	15,480,716	10,621,041	—	26,101,757
Industrials	8,459,595	12,652,098	—	21,111,693
Information Technology	36,997,248	12,026,522	—	49,023,770
Materials	—	3,060,246	—	3,060,246
Real Estate	2,737,408	—	—	2,737,408
Utilities	2,388,617	6,152,392	—	8,541,009
Total Common Stocks	$115,923,837	$75,087,179**	$ —	$191,011,016
Convertible Bonds	$ —	$ 553,555	$ —	$ 553,555
Corporate Bonds	—	94,555,412	—	94,555,412
Preferred Stocks:
Communication Services	99,594	—	—	99,594
Financials	411,595	—	—	411,595
Utilities	155,574	—	—	155,574
Total Preferred Stocks	$ 666,763	$ —	$ —	$ 666,763
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$ —	$ 6,548,428	$ —	$ 6,548,428
Miscellaneous	—	1,399	0	1,399
Short-Term Investments	804,546	—	—	804,546
Total Investments	$117,395,146	$176,745,973	$ 0	$294,141,119
Liability Description
Futures Contracts	$ (45,959)	$ —	$ —	$ (45,959)
Total	$ (45,959)	$ —	$ —	$ (45,959)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.